Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2022
Transactions with related parties
Schedule of consolidated Group's transactions with its related parties

	2022
			Companies and
			organizations controlled
	The shareholder,		through a common owner,
	the Swedish government		the Swedish government		Total
		Interest		Interest		Interest
		income/		income/		income/
	Assets/	interest	Assets/	interest	Assets/	interest
Skr mn	liabilities	expense	liabilities	expense	liabilities	expense
Cash	3,000	20	—	—	3,000	20
Treasuries/government bonds	—	2	—	—	—	2
Other interest-bearing securities except loans	3,499	24	2,185	11	5,684	35
Loans in the form of interest-bearing securities	—	—	5,349	64	5,349	64
Loans to credit institutions	—	—	2,417	54	2,417	54
Loans to the public	—	—	691	24	691	24
Settlement claim against the State[1]	17	—	—	—	17	—
Total	6,516	46	10,642	153	17,158	199

Borrowing from the public	—	—	—	—	—	—
Other liabilities	—	2	—	—	—	2
Settlement debt against the State[1]	8,509	—	—	—	8,509	—
Total	8,509	2	—	—	8,509	2

	2021
			Companies and
			organizations -controlled
	The shareholder,		through a common owner,
	the Swedish government		the Swedish government		Total
		Interest		Interest		Interest
		income/		income/		income/
	Assets/	interest	Assets/	interest	Assets/	interest
Skr mn	liabilities	expense	liabilities	expense	liabilities	expense
Cash	2,000	—	—	—	2,000	—
Treasuries/government bonds	1,250	-7	—	—	1,250	-7
Other interest-bearing securities except loans	—	—	5,175	0	5,175	0
Loans in the form of interest-bearing securities	—	—	2,600	33	2,600	33
Loans to credit institutions	—	—	1,719	23	1,719	23
Loans to the public	—	—	1,419	9	1,419	9
Settlement claim against the State[1]	7,209	—	—	—	7,209	—
Total	10,459	-7	10,913	65	21,372	58

Borrowing from the public	10,000	—	—	4	10,000	4
Other liabilities	147	—	—	—	147	—
Settlement debt against the State[1]	—	—	—	—	—	—
Total	10,147	—	—	4	10,147	4
1	For information about settlement claim or debt against the State, see Note 16,Note 19 and Note 24.